Prepaid Expenses - Summary of Prepaid Expenses (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Prepaid expenses details [abstract]
Rents	R$ 413,799	R$ 329,421
Advertising and publicity	54,011	67,321
Deferred Stock Plan, net (see Note 8.c)	22,737	37,591
Insurance premiums	52,607	39,629
Software maintenance	21,667	8,237
Other prepaid expenses	21,844	14,733
Prepaid expenses	586,665	496,932
Current	187,570	150,046	R$ 123,883
Non-current	R$ 399,095	R$ 346,886	R$ 222,518